Related Party Transactions - Schedule of Amount Due to Related Party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Amount due to related parties	¥ 8,864	$ 1,289	¥ 6,110	¥ 6,353
Weidong Luo
Related Party Transaction [Line Items]
Amount due to related parties			5,649	5,649
Shenzhen Weixunyitong Information Technology Co Ltd
Related Party Transaction [Line Items]
Amount due to related parties	¥ 8,864	$ 1,289	¥ 461	504
Guangzhou Tianlang Network Technology Co Ltd
Related Party Transaction [Line Items]
Amount due to related parties				¥ 200